Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2019 and 2020 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2019	$36,522,155		$36,766,117
December 31, 2020	56,253,554	$2,003,332	56,448,769	$2,010,284

Summary of Financial Assets Measured at Level 3 Fair Value
2)	Reconciliation of Level 3 fair value measurements of financial assets

For the year ended December 31, 2019

	Financial Assets at FVTPL	Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$

Balance at January 1	$475,123	$580,399	$1,016,924	$2,072,446
Recognized in profit or loss	3,431	-	-	3,431
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	(216,121)	(2,052)	(218,173)
Effects of foreign currency exchange	(14,368)	(5,695)	-	(20,063)
Net increase in trade receivables	-	-	3,171,205	3,171,205
Trade receivables factoring	-	-	(1,141,515)	(1,141,515)
Purchases	541,528	409,985	-	951,513
Disposals	-	(12,665)	-	(12,665)

Balance at December 31	$1,005,714	$755,903	$3,044,562	$4,806,179

For the year ended December 31, 2020

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,005,714	$-	$755,903	$3,044,562	$4,806,179
Recognized in profit or loss	(17,941)	-	-	-	(17,941)
Recognized in other comprehensive income
Includevd in unrealized losses on financial assets at FVTOCI	-	-	(149,856)	(2,136)	(151,992)
Effects of foreign currency exchange	(15,455)	-	(15,562)	-	(31,017)
Net increase in trade receivables	-	370,110	-	5,635,706	6,005,816
Trade receivables factoring	-	(370,110)	-	(7,038,983)	(7,409,093)
Purchases	893,234	-	259,168	-	1,152,402
Disposals	(329,370)	-	(121,255)	-	(450,625)
Exercise of call option	(25,988)	-	-	-	(25,988)

Balance at December 31	$1,510,194	$-	$728,398	$1,639,149	$3,877,741

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$35,816	$-	$26,920	$108,424	$171,160
Recognized in profit or loss	(639)	-	-	-	(639)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	(5,337)	(76)	(5,413)
Effects of foreign currency exchange	(550)	-	(555)	-	(1,105)
Net increase in trade receivables	-	13,181	-	200,702	213,883
Trade receivables factoring	-	(13,181)	-	(250,676)	(263,857)
Purchases	31,810	-	9,230	-	41,040
Disposals	(11,730)	-	(4,318)	-	(16,048)
Exercise of call option	(926)	-	-	-	(926)

Balance at December 31	$53,781	$-	$25,940	$58,374	$138,095

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$5,288,996	$6,135,793	$218,511
Measured at amortized cost (Note 1)	139,668,804	147,521,583	5,253,618

FVTOCI
Equity instruments	755,903	728,398	25,940
Debt instruments	1,014,872	1,012,736	36,066
Trade receivables, net	2,029,690	626,413	22,308

Financial liabilities

FVTPL
Held for trading	973,571	1,537,208	54,744
Financial liabilities for hedging	3,233,301	11,188,244	398,442
Measured at amortized cost (Note 2)	310,187,110	304,737,749	10,852,485

Note 1:     The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:     The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Detailed Information About Hedged
December 31, 2019

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$
Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,233,301

December 31, 2020

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$-	$3,307,018	$117,771
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	1,970,307	70,168
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	-	-	5,910,919	210,503

Summary of Detailed Information About Hedged Items
	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$71,743	$(71,743)	$-	$-	$2,791,574	$15,625

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$157,842	$(157,842)	$-	$-	$2,859,132	$(142,217)
Hedge of net investment in foreign operation	574,824	(574,824)	(574,824)	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Ite m	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$5,621	$(5,621)	$-	$-	$101,821	$(5,065)
Hedge of net investment in foreign operatio n	20,471	(20,471)	(20,471)	-	-	-

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2019

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$35,283,757	$38,803,904	$7,989,256	$33,797	$184,338
Obligation under leases	75,388	115,297	532,747	1,536,600	4,412,859
Floating interest rate liabilities	10,740,844	6,708,303	18,868,999	133,341,087	7,190,891
Fixed interest rate liabilities	6,819,585	3,712,979	2,281,375	34,405,594	3,689,219

	$52,919,574	$49,340,483	$29,672,377	$169,317,078	$15,477,307

December 31, 2020

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$43,111,390	$44,122,659	$8,223,684	$319,510	$176,536
Obligation under leases	103,734	151,921	619,908	1,779,041	4,088,301
Floating interest rate liabilities	13,792,596	8,190,076	10,214,154	102,253,481	7,999,130
Fixed interest rate liabilities	11,895,281	528,290	3,349,614	46,900,450	5,631,522

	$68,903,001	$52,992,946	$22,407,360	$151,252,482	$17,895,489

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$1,535,306	$1,571,320	$292,866	$11,379	$6,287
Obligation under leases	3,694	5,410	22,077	63,356	145,595
Floating interest rate liabilities	491,189	291,669	363,752	3,641,506	284,869
Fixed interest rate liabilities	423,621	18,814	119,288	1,670,244	200,553

	$2,453,810	$1,887,213	$797,983	$5,386,485	$637,304

Summary of Maturity Analysis for Derivative Financial Instruments
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2019

Net settled
Forward exchange contracts	$(74,864)	$(13,246)	$-

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

Gross settled
Forward exchange contracts
Inflows	$9,296,123	$4,420,233	$230,354
Outflows	(9,248,333)	(4,392,070)	(227,848)
	47,790	28,163	2,506

Swap contracts
Inflows	10,187,215	15,025,154	34,327,100
Outflows	(10,163,964)	(15,032,603)	(34,773,848)
	23,251	(7,449)	(446,748)

	$71,041	$20,714	$(444,242)
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	NT$	NT$	NT$	NT$

December 31, 2020

Net settled
Forward exchange contracts	$30,514	$18,429	$-	$-

Gross settled
Forward exchange contracts
Inflows	$8,862,682	$5,565,137	$531,336	$-
Outflows	(8,798,238)	(5,518,153)	(526,880)	-
	64,444	46,984	4,456	-
Swap contracts
Inflows	19,311,999	17,179,871	36,739,200	$-
Outflows	(19,524,820)	(17,486,997)	(37,495,172)	-
	(212,821)	(307,124)	(755,972)	-

Target redemption forward contracts
Inflows	42,720	96,120	416,520	227,128
Outflows	(44,471)	(100,060)	(433,595)	(236,081)
	(1,751)	(3,940)	(17,075)	(8,953)

	$(150,128)	$(264,080)	$(768,591)	$(8,953)
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2020

Net settled
Forward exchange contracts	$1,087	$656	$-	$-

Gross settled
Forward exchange contracts
Inflows	$315,623	$198,189	$18,922	$-
Outflows	(313,328)	(196,516)	(18,763)	-
	2,295	1,673	159	-
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	Over 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Swap contracts
Inflows	687,749	611,819	1,308,376	$-
Outflows	(695,328)	(622,756)	(1,335,298)	-
	(7,579)	(10,937)	(26,922)	-

Target redemption forward contracts
Inflows	1,522	3,423	14,833	8,089
Outflows	(1,584)	(3,563)	(15,441)	(8,408)
	(62)	(140)	(608)	(319)

	$(5,346)	$(9,404)	$(27,371)	$(319)

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$875,563	$1,779,041	$1,422,331	$776,735	$674,446	$1,214,789

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$875,563	$1,779,041	$1,422,331	$776,735	$674,446	$1,214,789

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$31,181	$63,356	$50,653	$27,661	$24,019	$43,262

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk

The carrying amounts of th
e
 Group’s fi
n
ancial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$41,952,056	$56,599,417	$2,015,649

Cash flow interest rate risk
Financial assets	46,467,663	45,489,788	1,620,007
Financial liabilities	169,709,237	131,715,366	4,690,718

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2019

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$-	$104,308	$-	$104,308
Swap contracts	-	56,561	-	56,561
Call option	-	-	24,556	24,556
Non-derivative financial assets
Quoted ordinary shares	3,460,123	-	-	3,460,123
Open-end mutual funds	662,290	-	-	662,290
Private-placement funds	-	-	603,718	603,718
Unquoted preferred shares	-	-	377,440	377,440

	$4,122,413	$160,869	$1,005,714	$5,288,996

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$565,028	$565,028
Unquoted preferred shares	-	-	158,718	158,718
Limited partnership	-	-	32,157	32,157
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	1,014,872	1,014,872
Trade receivables, net	-	-	2,029,690	2,029,690

	$-	$-	$3,800,465	$3,800,465

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$862,581	$-	$862,581
Forward exchange contracts	-	110,990	-	110,990

	$-	$973,571	$-	$973,571

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2020

Financial assets at FVTPL
Derivative financial assets
Forward exchange contracts	$-	$-	$122,511	$4,363	$-	$-	$122,511	$4,363
Swap contracts	-	-	99,312	3,537	-	-	99,312	3,537
Non-derivative financial assets
Quoted ordinary shares	4,064,438	144,745	-	-	-	-	4,064,438	144,745
Private-placement funds	-	-	-	-	1,124,754	40,055	1,124,754	40,055
Unquoted preferred shares	-	-	-	-	385,440	13,726	385,440	13,726
Open-end mutual funds	339,338	12,085	-	-	-	-	339,338	12,085

	$4,403,776	$156,830	$221,823	$7,900	$1,510,194	$53,781	$6,135,793	$218,511

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$-	$-	$567,377	$20,206	$567,377	$20,206
Unquoted preferred shares	-	-	-	-	151,329	5,389	151,329	5,389
Limited partnership	-	-	-	-	9,692	345	9,692	345
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	-	-	1,012,736	36,066	1,012,736	36,066
Trade receivables, net	-	-	-	-	626,413	22,308	626,413	22,308

	$-	$-	$-	$-	$2,367,547	$84,314	$2,367,547	$84,314

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$1,448,972	$51,602	$-	$-	$1,448,972	$51,602
Target redemption forward contracts	-	-	79,216	2,821	-	-	79,216	2,821
Forward exchange contracts	-	-	9,020	321	-	-	9,020	321

	$-	$-	$1,537,208	$54,744	$-	$-	$1,537,208	$54,744